ALLIANCE
                           --------------------------
                                VARIABLE PRODUCTS
                           --------------------------
                                   SERIES FUND
                           --------------------------
                                ALLIANCEBERNSTEIN
                           --------------------------
                            UTILITY INCOME PORTFOLIO
                           --------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
TEN LARGEST HOLDINGS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                   U.S. $ VALUE     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
AT&T Corp.                                $  3,490,542              5.2%
--------------------------------------------------------------------------------
Verizon Communications, Inc.                 3,253,335              4.9
--------------------------------------------------------------------------------
SBC Communications, Inc.                     2,759,934              4.2
--------------------------------------------------------------------------------
Calpine Corp.                                2,623,320              3.9
--------------------------------------------------------------------------------
Dynegy, Inc. Cl.A                            2,604,000              3.9
--------------------------------------------------------------------------------
Duke Power Energy Corp.                      2,527,848              3.8
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                       2,258,100              3.4
--------------------------------------------------------------------------------
FPL Group, Inc.                              2,119,392              3.2
--------------------------------------------------------------------------------
BellSouth Corp.                              2,017,527              3.0
--------------------------------------------------------------------------------
Nisource, Inc.                               1,945,896              2.9
--------------------------------------------------------------------------------
                                          $ 25,599,894             38.4%
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-93.9%
UNITED STATES INVESTMENTS-85.1%
UTILITIES-70.5%
ELECTRIC & GAS
   UTILITIES-44.7%
AES Corp. (a) ...............................           34,400       $ 1,480,920
AGL Resources, Inc. .........................            6,100           144,875
Allegheny Energy, Inc. ......................           46,800         2,258,100
American Electric Power Co., Inc. ...........           30,000         1,385,100
Cinergy Corp. ...............................           20,000           699,000
Cleco Corp. .................................            4,000            91,000
CMS Energy Corp. ............................           18,400           512,440
Constellation Energy Group ..................            6,000           255,600
Dominion Resources, Inc. ....................           22,000         1,322,860
DPL, Inc. ...................................           21,000           608,160
DTE Energy Co. ..............................           25,389         1,179,065
Duke Power Energy Corp. .....................           64,800         2,527,848
Equitable Resources, Inc. ...................           11,200           373,072
Exelon Corp. ................................           27,062         1,735,216
FPL Group, Inc. .............................           35,200         2,119,392
KeySpan Corp. ...............................           15,100           550,848
Montana Power Co. ...........................           31,200           361,920
New Jersey Resources Corp. ..................           13,200           596,640
Nisource, Inc. ..............................           71,200         1,945,896
Nisource, Inc. pfd. .........................            8,000           393,520
Northwest Natural Gas Co. ...................            5,250           130,725
NRG Energy, Inc. (a) ........................           39,200           865,536
NSTAR .......................................           28,000         1,191,680
People's Energy Corp. .......................            3,600           144,720
Pinnacle West Capital Corp. .................           19,000           900,600
Progress Energy, Inc. .......................           26,000         1,167,920
Public Service Enterprise Group, Inc. .......           13,700           669,930
Questar Corp. ...............................            7,000           173,320
Reliant Energy, Inc. ........................           23,000           740,830
Reliant Resources, Inc. (a) .................            3,100            76,570
TECO Energy, Inc. ...........................           42,000         1,281,000
UtiliCorp United, Inc. ......................           42,000         1,283,100
Wisconsin Energy Corp. ......................           26,000           618,020
                                                                     -----------
                                                                      29,785,423
                                                                     -----------

TELEPHONE UTILITIES-20.4%
AT&T Corp. ..................................          158,661         3,490,542
BellSouth Corp. .............................           50,100         2,017,527
Qwest Communications International, Inc. ....           29,571           942,428
SBC Communications, Inc. ....................           68,895         2,759,934
Telephone & Data Systems, Inc. ..............            6,000           652,500
Verizon Communications, Inc. ................           60,810         3,253,335
WorldCom, Inc. ..............................           31,100           441,620
WorldCom, Inc. - MCI Group (a) ..............            1,244            20,028
                                                                     -----------
                                                                      13,577,914
                                                                     -----------
MISCELLANEOUS-5.4%
Calpine Corp. (a) ...........................           69,400         2,623,320
Mirant Corp. (a) ............................           28,000           963,200
                                                                     -----------
                                                                       3,586,520
                                                                     -----------
                                                                      46,949,857
                                                                     -----------
ENERGY-9.2%
DOMESTIC PRODUCERS-0.2%
WGL Holdings, Inc. ..........................            5,600           151,816
                                                                     -----------
PIPELINES-3.9%
El Paso Corp. ...............................           21,000         1,103,340
Kinder Morgan, Inc. .........................           11,500           577,875
Piedmont Natural Gas Co., Inc. ..............            5,100           181,152
The Williams Cos., Inc. .....................           22,031           725,921
                                                                     -----------
                                                                       2,588,288
                                                                     -----------
MISCELLANEOUS-5.1%
Dynegy, Inc. Cl.A ...........................           56,000         2,604,000
Enron Corp. .................................           15,600           764,400
                                                                     -----------
                                                                       3,368,400
                                                                     -----------
                                                                       6,108,504
                                                                     -----------
CONSUMER SERVICES-4.7%
BROADCASTING & CABLE-4.7%
Cablevision Systems Corp. Cl.A ..............           14,828           867,438
Cablevision Systems Corp.-
   Rainbow Media Group (a)  .................            7,414           191,281
Comcast Corp. Cl.A (a) ......................           18,000           781,200
MediaOne Group, Inc. (b) ....................           21,400         1,223,866
NTL, Inc. (a) ...............................            6,518            78,542
                                                                     -----------
                                                                       3,142,327
                                                                     -----------
TECHNOLOGY-0.5%
COMMUNICATIONS EQUIPMENT-0.5%
ADC Telecommunications, Inc. (a) ............           14,620            96,492
Lucent Technologies, Inc. ...................           33,500           207,700
                                                                     -----------
                                                                         304,192
                                                                     -----------
MULTI INDUSTRY COMPANY-0.2%
Southwest Gas Corp. .........................            7,000           165,760
                                                                     -----------
Total United States Investments
   (cost $48,594,656) .......................                         56,670,640
                                                                     -----------

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2001 (unaudited)
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
FOREIGN INVESTMENTS-8.8%
BRAZIL-0.4%
Companhia Paranaense de
   Energia-Copel pfd. (ADR) .................            4,700       $    35,297
Embratel Participacoes, S.A. (ADR) ..........           13,700           102,476
Telesp Celular Participacoes, SA (ADR) ......            7,400           112,110
                                                                     -----------
                                                                         249,883
                                                                     -----------
CANADA-0.7%
BCE, Inc. ...................................           16,700           439,210
                                                                     -----------
FINLAND-1.3%
Nokia Corp. (ADR) ...........................           40,000           881,600
                                                                     -----------
FRANCE-0.1%
Equant NV (a) ...............................            3,300            89,628
                                                                     -----------
HONG KONG-1.3%
China Mobile (Hong Kong), Ltd. (ADR) (a) ....           21,600           578,664
Hong Kong Electric Holdings, Ltd.............           81,000           311,547
                                                                     -----------
                                                                         890,211
                                                                     -----------

MEXICO-2.1%
America Movil, S.A. de C.V. Series L (ADR) ..           24,800           517,328
Telefonos de Mexico, SA Series L (ADR) ......           24,800           870,232
                                                                     -----------
                                                                       1,387,560
                                                                     -----------

                                                     Shares or
                                                     Principal
                                                      Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
SOUTH KOREA-0.4%
SK Telecom Co., Ltd. (ADR)  .................           15,701       $   265,347
                                                                     -----------

SPAIN-0.1%
Telefonica de Espana, SA (ADR) ...............           1,555            57,908
                                                                     -----------

UNITED KINGDOM-2.4%
Lattice Group Plc ...........................           89,500           200,093
National Grid Group Plc (ADR) ...............           27,000           996,300
Vodafone Group Plc (ADR) ....................           17,600           393,360
                                                                     -----------
                                                                       1,589,753
                                                                     -----------
Total Foreign Investments
   (cost $5,368,271) ........................                          5,851,100
                                                                     -----------

Total Common & Preferred Stocks
   (cost $53,962,927) .......................                         62,521,740
                                                                     -----------

SHORT-TERM INVESTMENT-6.0%
TIME DEPOSIT-6.0%
State Street Euro Dollar
   3.25%, 7/02/01
   (amortized cost $4,036,000) ..............           $4,036         4,036,000
                                                                     -----------

TOTAL INVESTMENTS-99.9%
   (cost $57,998,927) .......................                         66,557,740
Other assets less liabilities-0.1% ..........                             46,563
                                                                     -----------

NET ASSETS-100% .............................                        $66,604,303
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Premium Income Exchangeable note which is convertible to Vodafone AirTouch Plc until 8/15/01 at a rate of 2.0253 shares of Vodafone AirTouch for every share of the exchangeable note.

      Glossary

      ADR - American Depositary Receipt.

      See Notes to Financial Statements.

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $57,998,927) .....    $ 66,557,740
   Cash .......................................................             252
   Collateral held for securities loaned ......................          86,400
   Receivable for investment securities sold ..................          70,192
   Dividends and interest receivable ..........................          59,617
                                                                   ------------
   Total assets ...............................................      66,774,201
                                                                   ------------
LIABILITIES
   Payable for collateral received on securities loaned .......          86,400
   Advisory fee payable .......................................          41,309
   Accrued expenses ...........................................          42,189
                                                                   ------------
   Total liabilities ..........................................         169,898
                                                                   ------------
NET ASSETS ....................................................    $ 66,604,303
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ......................................    $      3,419
   Additional paid-in capital .................................      57,854,626
   Undistributed net investment income ........................         453,429
   Accumulated net realized loss on investments and foreign
     currency transactions ....................................        (265,821)
   Net unrealized appreciation of investments .................       8,558,650
                                                                   ------------
                                                                   $ 66,604,303
                                                                   ============
Class A Shares
   Net assets .................................................    $ 66,604,303
                                                                   ============
   Shares of capital stock outstanding ........................       3,418,508
                                                                   ============
   Net asset value per share ..................................    $      19.48
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5,804) .........    $   698,288
   Interest ....................................................         88,621
                                                                    -----------
   Total investment income .....................................        786,909
                                                                    -----------
EXPENSES
   Advisory fee ................................................        238,408
   Administrative ..............................................         35,538
   Custodian ...................................................         29,730
   Audit and legal .............................................         15,533
   Transfer agency .............................................            543
   Printing ....................................................            362
   Directors' fees .............................................            362
   Miscellaneous ...............................................            361
                                                                    -----------
   Total expenses ..............................................        320,837
                                                                    -----------
   Net investment income .......................................        466,072
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions ................       (250,884)
   Net realized loss on foreign currency transactions ..........           (219)
   Net change in unrealized appreciation/depreciation of:
     Investments ...............................................     (7,295,816)
     Foreign currency denominated assets and liabilities .......           (201)
                                                                    -----------
   Net loss on investments and foreign currency transactions ...     (7,547,120)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................    $(7,081,048)
                                                                    ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                    Six Months Ended     Year Ended
                                                                      June 30, 2001     December 31,
                                                                       (unaudited)          2000
                                                                    ================    ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................       $     466,072    $  2,432,550
   Net realized gain (loss) on investments and
     foreign currency transactions                                          (251,103)        407,220
   Net change in unrealized appreciation/depreciation
     of investments and foreign currency denominated
     assets and liabilities ...................                           (7,296,017)      3,053,270
                                                                    ----------------    ------------
   Net increase (decrease) in net assets from operations .......          (7,081,048)      5,893,040

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ....................................................         (2,428,492)       (819,857)
   Net realized gain on investments
     Class A ....................................................           (421,791)     (2,301,907)

CAPITAL STOCK TRANSACTIONS
   Net increase .................................................         14,174,093      13,432,017
                                                                    ----------------    ------------
   Total increase ...............................................          4,242,762      16,203,293

NET ASSETS
   Beginning of period ..........................................         62,361,541      46,158,248
                                                                    ----------------    ------------
   End of period (including undistributed net investment
   income of $453,429 and $2,415,849, respectively) .............      $  66,604,303    $ 62,361,541
                                                                    ================    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Utility Income Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2001, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)                               Alliance Variable Products Series Fund
================================================================================

interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $35,538 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2001.

Prior to May 1, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. Effective May 1, 2000, the Adviser determined not to extend the expense limitation undertaking of the Portfolio. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, the Portfolio received no such waivers/reimbursements.

Broker commissions paid on investment transactions for the six months ended June 30, 2001 amounted to $22,707, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations .............................          $ 12,591,974
U.S. government and agencies ............................                    -0-
Sales:
Stocks and debt obligations .............................          $  1,630,785
U.S. government and agencies ............................                    -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ..........................           $ 12,883,772
Gross unrealized depreciation ..........................             (4,324,959)
                                                                   ------------
Net unrealized appreciation ............................           $  8,558,813
                                                                   ============

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net foreign currency losses of $7,097 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)                               Alliance Variable Products Series Fund
================================================================================

treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $81,632 and received cash collateral of $86,400. For the six months ended June 30, 2001, the Portfolio received fee income of $261 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                               --------------------------------    --------------------------------
                                            SHARES                              AMOUNT
                               --------------------------------    --------------------------------
                               Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                 June 30, 2001     December 31,      June 30, 2001     December 31,
                                  (unaudited)          2000           (unaudited)          2000
                               ================    ============    ================    ============
Class A
Shares sold ....................        709,548         809,242    $     15,227,826    $ 17,683,636
Shares issued in reinvestment of
   dividends and distributions .        139,446         148,091           2,850,283       3,121,764
Shares redeemed ................       (183,621)       (335,561)         (3,904,016)     (7,373,383)
                                ----------------    ------------    ----------------    ------------
Net increase ...................        665,373         621,772    $     14,174,093    $ 13,432,017
                               ================    ============    ================    ============

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NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

ALLIANCEBERNSTEIN UTILITY INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                            --------------------------------------------------------------------------------------
                                                                  CLASS A
                            --------------------------------------------------------------------------------------
                              Six Months
                                Ended                              Year Ended December 31,
                            June 30, 2001 ========================================================================
                              (unaudited)      2000           1999           1998           1997           1996
                            ============= ============   ============   ============   ============   ============
Net asset value,
  beginning of period           $ 22.65        $ 21.66        $ 18.90        $ 15.67        $ 12.69        $ 12.01
                                -------        -------        -------        -------        -------        -------
Income From Investment
Operations

Net investment income (a)...        .15          1.01(b)        .41(b)        .37(b)         .38(b)         .31(b)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .............      (2.43)          1.36           3.19           3.31           2.84            .62
                                -------        -------        -------        -------        -------        -------
Net increase (decrease) in
  net asset value from
  operations ...............      (2.28)          2.37           3.60           3.68           3.22            .93
                                -------        -------        -------        -------        -------        -------
Less: Dividends and
Distributions

Dividends from net
  investment income.........       (.76)          (.36)          (.30)          (.31)          (.24)          (.09)
Distributions from net
  realized gains                   (.13)         (1.02)          (.54)          (.14)            -0-          (.16)
                                -------        -------        -------        -------        -------        -------
Total dividends and
distributions ..............       (.89)         (1.38)          (.84)          (.45)          (.24)          (.25)
                                -------        -------        -------        -------        -------        -------
Net asset value,
  end of period ............    $ 19.48        $ 22.65        $ 21.66        $ 18.90        $ 15.67        $ 12.69
                                =======        =======        =======        =======        =======        =======
Total Return

Total investment return
  based on net asset
  value (c) ................     (10.24)%        11.45%         19.40%         23.91%         25.71%          7.88%

Ratios/Supplemental Data

Net assets, end of period
   (000's omitted) .........    $66,604        $62,362        $46,158        $34,436        $20,347        $14,857
Ratio to average net
assets of:
  Expenses, net of waivers
    and reimbursements .....       1.01%(d)       1.00%           .95%           .95%           .95%           .95%
   Expenses, before waivers
     and reimbursements ....       1.01%(d)       1.04%          1.14%          1.35%          1.08%          1.51%
   Net investment income ...       1.47%(d)       4.63%(b)       2.07%(b)       2.20%(b)       2.83%(b)       2.61%(b)
Portfolio turnover rate ....          3%            18%            16%            20%            30%            75%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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